Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in other provisions [abstract]
Balance at the beginning	$ 405	$ 237
Increase (decrease) in provisions	(233)	168
Balance at the end	$ 172	$ 405